Financial Risk Management - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about financial instruments [line items]
Deposits at call	$ 16,567,982	$ 23,475,521	$ 12,236,974	$ 20,879,548
Financial instruments	0
Liquidity Risk [member]
Disclosure of detailed information about financial instruments [line items]
Deposits at call	16,567,982	23,475,521
Ten Percentage Adjustment [member] | Currency Risk [member] | Financial Assets And Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Effect of 10% exchange rate movements on post-tax loss	$ 918,701	656,244
Description of risk	Based on the financial assets and liabilities held at 30 June 2019, had the Australian dollar weakened/ strengthened by 10% against the US dollar with all other variables held constant, the group's post'tax loss for the year would have been $918,701 lower/$918,701 higher (2018 - $656,244 lower/$656,244 higher)
Ten Percentage Adjustment [member] | Currency Risk [member] | Financial Instruments [member]
Disclosure of detailed information about financial instruments [line items]
Effect of 10% exchange rate movements on post-tax loss	$ 402,962	$ 438,900
Description of risk	Based on the financial instruments held at 30 June 2019, had the Australian dollar weakened/ strengthened by 10% against the Euro with all other variables held constant, the group's post'tax loss for the year would have been $402,962 lower/$402,962 higher (2018 - $438,900 lower/$438,900 higher), mainly as a result of foreign exchange gains/losses on translation of Euro denominated financial instruments.